REAL ESTATE PROPERTY, NET (Estimated Depreciation Expenses) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Real Estate Properties Estimated Depreciation Expenses [Abstract]
2017	$ 3,890
2018	3,890
2019	3,890
2020 and thereafter	162,146
Estimated amortization expenses	$ 173,816